Organization (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Apr. 26, 2022	Dec. 31, 2021
Organization (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Net loss	$ 115.4
Accumulated deficit	502.1
Total cash and cash equivalents	$ 9.2
Class A Common Stock [Member]
Organization (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	0.0001
Class B Common Stock [Member]
Organization (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001